Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,174,398.25
Previously Paid Amount	0.00
Total Fee Amount	189.17
Total Offset Amount	0.00
Net Fee	$ 189.17
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A